Principal Accounting Policies - Statutory reserves, Dividends (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statutory Reserves
Appropriations to statutory reserves	¥ 0.0	¥ 1.1	¥ 6.5